Statutory Reserves and Restricted Net Assets - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows
Net cash generated from/(used in) operating activities	$ (70,654)	$ (126,103)	$ (49,211)
Net cash used in investing activities	(714,225)	(112,957)	(7,852)
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance		904,732
Payment for repurchase of ordinary shares	(48,678)	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering		200,000
Proceeds from exercise of share options	1,039	1,070
Subscription contributions from shareholders			10
Net cash (used in)/ generated from financing activities	(38,582)	1,041,802	(172)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	(7,954)	2,879	2,903
Net (decrease)/ increase in cash and cash equivalents, restricted cash	(831,415)	805,621	(54,332)
Cash and cash equivalents, restricted cash at the beginning of year	964,576	158,955	213,287
Cash and cash equivalents, restricted cash at the end of year	133,161	964,576	158,955
Reportable Legal Entities | Parent Company
Statement of Cash Flows
Net cash generated from/(used in) operating activities	(1,408)	11,255	498
Advance to, and investment in subsidiaries		(1,037,244)	(151,719)
Proceeds from subsidiaries	28,842
Net cash used in investing activities	28,842	(1,037,244)	(151,719)
Proceeds from issuance of Class A ordinary shares upon U.S. IPO and related over-allotment option, net of cost of issuance		904,732
Payment for repurchase of ordinary shares	(48,678)	(64,000)
Proceeds from issuance of ordinary shares prior to Initial Public Offering		200,000
Proceeds from issuance of Class A ordinary shares upon the Dual Primary Listing, net of cost of issuance	9,057
Proceeds from exercise of share options	1,039	1,070
Subscription contributions from shareholders			10
Net cash (used in)/ generated from financing activities	(38,582)	1,041,802	10
Net (decrease)/ increase in cash and cash equivalents, restricted cash	(11,148)	15,813	(151,211)
Cash and cash equivalents, restricted cash at the beginning of year	15,833	20	151,231
Cash and cash equivalents, restricted cash at the end of year	$ 4,685	$ 15,833	$ 20